Segmented information (Tables)	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of Revenue By Geographical Region

The Company had the following revenue by geographical region.

	Nine Months ended September 30, 2024	Nine Months ended September 30, 2023	Three Months ended September 30, 2024	Three Months ended September 30, 2023
Ad tech advertising revenue
Western Europe	$2,721,391	$2,545,701	$874,442	$974,177
Central, Eastern and Southern Europe	325,758	207,326	115,750	76,570
North America	2,899,943	3,431,340	1,070,222	1,364,838
Other	178,557	341,205	34,812	76,473

Total ad tech advertising revenue	$6,125,649	$6,525,572	$2,095,226	$2,492,058

Programmatic advertising revenue
North America	$377,240	$571,392	$175,451	$248,546

Total Programmatic advertising revenue	$377,240	$571,392	$175,451	$248,546

Content revenue
Western Europe	$47,192	$55,063	$10,458	$18,563
Central, Eastern and Southern Europe	54	33	3	7
North America	883	7,453	267	4,336
Other	9,004	136,765	6,371	44,844

Total content revenue	$57,133	$199,314	$17,099	$67,750

Total revenue
Western Europe	$2,768,583	$2,600,764	$884,900	$992,740
Central, Eastern and Southern Europe	325,812	207,359	115,753	76,577
North America	3,278,066	4,010,185	1,245,940	1,617,720
Other	187,561	477,970	41,183	121,317

Total revenue	$6,560,022	$7,296,278	$2,287,776	$2,808,354

Schedule of Equipment Geographical Region	The Company’s equipment is located as follows:
Net Book Value	September 30, 2024	December 31, 2023

Canada	$15,958	$18,730
Israel	5,707	7,439
United Kingdom	3,241	3,065
Total equipment	$24,906	$29,234